LEASES - Right-of-use asset by type (Details) - USD ($)	9 Months Ended
	Mar. 31, 2024	Jun. 30, 2023	Jun. 30, 2022
Right-of-use leased asset
Right of use asset	$ 12,688,949	$ 13,936,575
USD
Right-of-use leased asset
Incremental borrowing rate	2.34%
BRL
Right-of-use leased asset
Incremental borrowing rate	12.81%
Right-of-use leased asset
Right-of-use leased asset
Right of use asset	$ 21,507,840	21,163,192	$ 15,828,032
Right-of-use leased asset | Machinery and equipment
Right-of-use leased asset
Right of use asset	3,655,741	3,655,741
Right-of-use leased asset | Vehicles
Right-of-use leased asset
Right of use asset	1,372,597	1,475,581
Right-of-use leased asset | Equipment and computer software
Right-of-use leased asset
Right of use asset	1,036,258	903,306
Right-of-use leased asset | Land and buildings
Right-of-use leased asset
Right of use asset	$ 15,443,244	$ 15,128,564